Share Capital and Reserves (Details) - Schedule of outstanding share purchase warrants - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023		Dec. 31, 2022
Schedule of Outstanding Share Purchase Warrants [Abstract]
Number Outstanding, Beginning Balance	5,278,535		299,077
Weighted Average Exercise Price, Beginning Balance	$ 5.74		$ 102.45
Number Outstanding, Exercised	(4,042,000)
Weighted Average Exercise Price, Exercised	$ 1.1
Number Outstanding, Expired			(186,586)
Weighted Average Exercise Price, Expired			$ 96.3
Number Outstanding, Issued	175,000		5,166,044
Weighted Average Exercise Price, Issued	$ 0.9		$ 3.42
Number Outstanding, Ending Balance	1,411,535	[1]	5,278,535
Weighted Average Exercise Price, Ending Balance	$ 18.44	[1]	$ 5.74

[1]	Unit A warrant balance is 1,687,341 as of March 31, 2023; however, table above reflects 15:1 post-consolidated common shares to be issued and exercise price upon the exercise of the warrants.